Prepayments and Other Receivables, Net - Summary of Movements in Allowance for Credit Losses for Prepayments and Other Receivables (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance	¥ 16,054
Balance	17,809	¥ 16,054
Prepayments and Other Receivables
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance	16,054	2,358	¥ 935
Current period provision, net of recovery	13,147	24,423	6,293
Current period write-off	(11,392)	(10,727)	(4,870)
Balance	¥ 17,809	¥ 16,054	¥ 2,358